Intangible Assets and Impairment of Long-Lived Assets (Details) - Schedule of Goodwill Activity - USD ($)	3 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
CBR Pharma Goodwill [Member]
Goodwill [Line Items]
Balance at beginning	$ 8,335,698	$ 21,350,696	$ 23,085,278	$ 23,749,631
Currency translation	708,713	(1,750,386)	(1,734,582)	(664,353)
Balance before impairment	9,044,411	19,600,310
Impairment of goodwill	(9,044,411)	(11,264,612)
Balance at ending		8,335,698	21,350,696	23,085,278
180 LP Goodwill [Member]
Goodwill [Line Items]
Balance at beginning	5,630,017	13,238,255	13,238,255	13,238,255
Currency translation
Balance before impairment	5,630,017	13,238,255
Impairment of goodwill	(5,630,017)	(7,608,238)
Balance at ending		5,630,017	13,238,255	13,238,255
Consolidated Goodwill [Member]
Goodwill [Line Items]
Balance at beginning	13,965,715	34,588,951	36,323,533	36,987,886
Currency translation	708,713	(1,750,386)	(1,734,582)	(664,353)
Balance before impairment	14,674,428	32,838,565
Impairment of goodwill	(14,674,428)	(18,872,850)
Balance at ending		13,965,715	34,588,951	36,323,533
CBR Pharma IP R&D Assets [Member]
Goodwill [Line Items]
Balance at beginning	1,347,516	1,467,854	1,587,106	1,632,780
Currency translation	114,568	(120,338)	(119,252)	(45,674)
Balance before impairment	1,462,084
Impairment of IP R&D assets	(1,462,084)
Balance at ending		1,347,516	1,467,854	1,587,106
180 LP IP R&D Assets [Member]
Goodwill [Line Items]
Balance at beginning	10,943,000	10,943,000	10,943,000	10,943,000
Currency translation
Balance before impairment	10,943,000
Impairment of IP R&D assets	(1,880,000)
Balance at ending	9,063,000	10,943,000	10,943,000	10,943,000
Consolidated IP R&D Assets [Member]
Goodwill [Line Items]
Balance at beginning	12,290,516	12,410,854	12,530,106	12,575,780
Currency translation	114,568	(120,338)	(119,252)	(45,674)
Balance before impairment	12,405,084
Impairment of IP R&D assets	(3,342,084)
Balance at ending	$ 9,063,000	$ 12,290,516	$ 12,410,854	$ 12,530,106